Hatteras Long / Short Debt Fund (Prospectus Summary): | Hatteras Long / Short Debt Fund
Hatteras Long / Short Debt Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		Class A Hatteras Long / Short Debt Fund
Management Fees		none
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	[1]	1.20%
Operating Services Fee		0.74%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.46%
Acquired Fund Fees and Expenses		2.00%
Total Annual Fund Operating Expenses		3.45%
[1]	Other Expenses are estimated for the current fiscal year.